Condensed Consolidating Financial Information Balance Sheet (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Nov. 14, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Balance Sheet Statements, Captions [Line Items]
Eaton Corp. and certain other subsidiaries guarantee of Senior Debt		100.00%
Issuance of senior notes		$ 4,900
Cash	577		385	333	340
Short-term investments	527		699
Accounts receivable-net	3,510		2,444
Intercompany accounts receivable	0		0
Inventory	2,339		1,701
Prepaid expenses and other current assets	871		597
Total current assets	7,824		5,826
Net property, plant and equipment	3,823		2,602	2,477
Goodwill	14,211		5,537	5,454
Other intangible assets	7,468		2,192	2,272
Deferred income taxes	1,254		1,134
Investment in subsidiaries	0		0
Intercompany loans receivables	0		0
Other assets	1,704		582
Total assets	36,284		17,873	17,252
Short-term debt	757		86
Current portion of long-term debt	314		321
Accounts payable	1,879		1,491
Intercompany accounts payable	0		0
Accrued compensation	463		420
Other current liabilities	2,057		1,319
Total current liabilities	5,470		3,637
Long-term debt	9,762		3,366
Pension liabilities	2,004		1,793
Other postretirement benefits liabilities	740		642
Deferred income taxes	2,341		442
Intercompany loans payable	0		0
Other noncurrent liabilities	812		501
Total noncurrent liabilities	15,659		6,744
Total Eaton shareholders' equity	15,113		7,469
Noncontrolling interests	42		23
Total equity	15,155		7,492	7,403	6,818
Total liabilities and equity	36,284		17,873
Eaton Corporation plc [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	7
Short-term investments	0
Accounts receivable-net	0
Intercompany accounts receivable	38
Inventory	0
Prepaid expenses and other current assets	0
Total current assets	45
Net property, plant and equipment	0
Goodwill	0
Other intangible assets	0
Deferred income taxes	0
Investment in subsidiaries	20,662
Intercompany loans receivables	0
Other assets	0
Total assets	20,707
Short-term debt	0
Current portion of long-term debt	0
Accounts payable	0
Intercompany accounts payable	2
Accrued compensation	0
Other current liabilities	0
Total current liabilities	2
Long-term debt	0
Pension liabilities	0
Other postretirement benefits liabilities	0
Deferred income taxes	0
Intercompany loans payable	5,592
Other noncurrent liabilities	0
Total noncurrent liabilities	5,592
Total Eaton shareholders' equity	15,113
Noncontrolling interests	0
Total equity	15,113
Total liabilities and equity	20,707
Eaton Corporation [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	54		120	33	37
Short-term investments	25		200
Accounts receivable-net	624		669
Intercompany accounts receivable	365		308
Inventory	341		350
Prepaid expenses and other current assets	391		315
Total current assets	1,800		1,962
Net property, plant and equipment	934		750
Goodwill	1,382		1,387
Other intangible assets	231		247
Deferred income taxes	941		922
Investment in subsidiaries	7,678		10,135
Intercompany loans receivables	7,650		1,162
Other assets	460		284
Total assets	21,076		16,849
Short-term debt	753		85
Current portion of long-term debt	303		307
Accounts payable	424		513
Intercompany accounts payable	2,794		1,729
Accrued compensation	129		174
Other current liabilities	523		498
Total current liabilities	4,926		3,306
Long-term debt	8,397		3,218
Pension liabilities	895		948
Other postretirement benefits liabilities	454		433
Deferred income taxes	0		0
Intercompany loans payable	1,401		1,185
Other noncurrent liabilities	440		290
Total noncurrent liabilities	11,587		6,074
Total Eaton shareholders' equity	4,563		7,469
Noncontrolling interests	0		0
Total equity	4,563		7,469
Total liabilities and equity	21,076		16,849
Subsidiary Guarantors [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	14		3	6	1
Short-term investments	38		0
Accounts receivable-net	413		219
Intercompany accounts receivable	4,693		1,707
Inventory	563		227
Prepaid expenses and other current assets	198		64
Total current assets	5,919		2,220
Net property, plant and equipment	793		285
Goodwill	9,381		1,067
Other intangible assets	4,104		452
Deferred income taxes	94		57
Investment in subsidiaries	14,428		1,200
Intercompany loans receivables	13,262		119
Other assets	90		66
Total assets	48,071		5,466
Short-term debt	0		0
Current portion of long-term debt	8		13
Accounts payable	343		120
Intercompany accounts payable	4,855		449
Accrued compensation	76		51
Other current liabilities	424		94
Total current liabilities	5,706		727
Long-term debt	1,331		125
Pension liabilities	255		216
Other postretirement benefits liabilities	189		157
Deferred income taxes	1,546		0
Intercompany loans payable	14,857		1,044
Other noncurrent liabilities	86		52
Total noncurrent liabilities	18,264		1,594
Total Eaton shareholders' equity	24,101		3,145
Noncontrolling interests	0		0
Total equity	24,101		3,145
Total liabilities and equity	48,071		5,466
Other Subsidiaries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	502		262	294	302
Short-term investments	464		499
Accounts receivable-net	2,473		1,556
Intercompany accounts receivable	5,643		763
Inventory	1,474		1,164
Prepaid expenses and other current assets	273		204
Total current assets	10,829		4,448
Net property, plant and equipment	2,096		1,567
Goodwill	3,448		3,083
Other intangible assets	3,133		1,493
Deferred income taxes	219		155
Investment in subsidiaries	6,365		0
Intercompany loans receivables	14,125		1,081
Other assets	1,154		232
Total assets	41,369		12,059
Short-term debt	4		1
Current portion of long-term debt	3		1
Accounts payable	1,112		858
Intercompany accounts payable	3,088		600
Accrued compensation	258		195
Other current liabilities	1,114		727
Total current liabilities	5,579		2,382
Long-term debt	34		23
Pension liabilities	854		629
Other postretirement benefits liabilities	97		52
Deferred income taxes	795		442
Intercompany loans payable	13,187		133
Other noncurrent liabilities	286		159
Total noncurrent liabilities	15,253		1,438
Total Eaton shareholders' equity	20,505		8,220
Noncontrolling interests	32		19
Total equity	20,537		8,239
Total liabilities and equity	41,369		12,059
Consolidating Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	0		0	0	0
Short-term investments	0		0
Accounts receivable-net	0		0
Intercompany accounts receivable	(10,739)		(2,778)
Inventory	(39)		(40)
Prepaid expenses and other current assets	9		14
Total current assets	(10,769)		(2,804)
Net property, plant and equipment	0		0
Goodwill	0		0
Other intangible assets	0		0
Deferred income taxes	0		0
Investment in subsidiaries	(49,133)		(11,335)
Intercompany loans receivables	(35,037)		(2,362)
Other assets	0		0
Total assets	(94,939)		(16,501)
Short-term debt	0		0
Current portion of long-term debt	0		0
Accounts payable	0		0
Intercompany accounts payable	(10,739)		(2,778)
Accrued compensation	0		0
Other current liabilities	(4)		0
Total current liabilities	(10,743)		(2,778)
Long-term debt	0		0
Pension liabilities	0		0
Other postretirement benefits liabilities	0		0
Deferred income taxes	0		0
Intercompany loans payable	(35,037)		(2,362)
Other noncurrent liabilities	0		0
Total noncurrent liabilities	(35,037)		(2,362)
Total Eaton shareholders' equity	(49,169)		(11,365)
Noncontrolling interests	10		4
Total equity	(49,159)		(11,361)
Total liabilities and equity	$ (94,939)		$ (16,501)